SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per common share

The Company’s net (loss) income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

				For the Period
				from April 11,
				2019 (Inception)
	Three Months Ended		Nine Months Ended	Through
	September 30,		September 30,	September 30,
	2020	2019	2020	2019
Net (loss) income	$(92,949)	$2,507,354	$1,303,184	$2,506,354
Less: Income attributable to common stock subject to possible redemption	—	(2,489,595)	(1,612,947)	(2,489,595)
Adjusted net loss	$(92,949)	$17,759	$(309,763)	$16,759

Weighted average shares outstanding, basic and diluted	19,665,085	19,549,981	19,647,636	17,433,711

Basic and diluted net loss per common share	$(0.00)	$0.00	$(0.02)	$0.00

The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted income per common share is calculated as follows:

For the Period
from April 11,
2019
(Inception)
Through
December 31,
2019
Net income	$4,693,042
Less: Income attributable to common stock subject to possible redemption	(4,868,674)
Adjusted net loss	$(175,632)
Weighted average shares outstanding, basic and diluted	18,180,430
Basic and diluted net loss per share	$(0.01)